Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
NOTE 5. LEASES

The Company is the lessee in all of its leasing arrangements and has entered into leases primarily for its corporate offices, cultivation and processing facilities, and dispensaries. Depending upon the type of lease, the original lease terms generally range from less than 1 year to 20 years. Certain leases include renewal options ranging from less than one year to 35 years. The Company is reasonably certain to exercise renewal options ranging from 1 year to 10 years on certain leases.
As
of December 31, 2021 and 2020, the Company’s leases include real estate ROU assets of $88.0 million and $71.8 million, respectively. During the year ended December 31, 2021, the Company recognized 24 new operating and finance leases through acquisitions. See Note 10 for additional details on these acquisition transactions. During March 2021, the Company’s ROU assets and lease liabilities were reduced due to the derecognition of 26 operating leases in connection with the sale of 180 Smoke.
Total lease-related interest expense of $
4.1
million and $
3.1
 million was recorded for the years ended December 31, 2021 and 2020, respectively.
Total finance lease asset depreciation of $
2.6
 million and $
2.0
 million was recorded for the years ended December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, $
2.3
 million and $
1.6
 million, respectively, of leasing depreciation is included in Selling, general and administrative expense with the remainder in Cost of goods sold and ending inventory.
Total rent expense related to operating leases
of $17.7
 million and $
14.0
 million was recorded for the years ended December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, $
6.5
 million and $
4.6
 million, respectively, of rent expense is included in Selling, general and administrative expense with the remainder in Cost of goods sold and ending inventory.
The Company has received tenant improvement allowance reimbursements of $28.6 million and $24.3 million across all finance and operating leasing arrangements for the years ended December 31, 2021 and 2020, respectively, and has received tenant improvement allowance reimbursements of $7.5 million and $3.0 million for other financing transactions for the years ended December 31, 2021 and 2020, respectively. The Company expects to receive an additional
$8.4 million from lease transactions and $0.3
million from other financing transactions in future periods.
Some leases contain variable lease payments based on an index or rate. These rates are initially measured using the index or rate in effect at lease commencement, and changes to index-based lease payments are recognized in profit or loss in the period of the change and are immaterial.
As of December 31, 2021 and 2020, ending inventory includes $0.1 million and $0.2 million, respectively, of capitalized depreciation and rent expense. For the years ended December 31, 2021 and 2020, $0.4 million and $0.6 million, respectively, of depreciation and rent expense was recorded to Cost of goods sold, which includes $0.2 million and $0.4 million, respectively, related to depreciation and rent expense capitalized to inventory in prior years.
The Company has elected not to recognize ROU assets and

lease liabilities where the total lease term is less than or equal to twelve months. For these short-term lease agreements, the Company recorded
$2.1 million and $1.1 million in rent expense for the years ended December 31, 2021 and 2020, respectively, within Selling, general and administrative expenses. The Company recognizes this expense on a straight-line basis over the lease term.

In
the prior year, the Company was the lessor in three real estate operating leasing arrangements and one equipment finance leasing arrangement. For the year ended December 31, 2020, the Company recorded rental income in Other (expense) income, net of $
0.7
 million in relation to the operating leases. In conjunction with the acquisition of Verdant dispensaries, these lessor arrangements were discontinued, and the associated rental income for the year ended December 31, 2021, is immaterial (see Note 10 for information on the Verdant acquisition). At December 31, 2020, deferred rent receivable for operating and finance leases were also immaterial. As of December 31, 2020, the Company had no
outstanding sublease receivables.

During the year ended December 31, 2021, the Company entered into no financing or sale and leaseback transactions. During the year ended December 31, 2020, the Company entered into financing and sale and leaseback transactions in the following locations:

•	Yellow Springs, Ohio—Cultivation and processing facilities (financing)

•	Elmwood Park, Illinois—Dispensary (financing)

•	Marshall, Michigan—Cultivation and processing facility (sale and leaseback)

•	Chicago, Illinois—Retail facility (sale and leaseback)

•	Fall River, Massachusetts—Cultivation and dispensary facility (sale and leaseback)
Closing costs
 and settlement fees totaled $
0.5
 million. Selling prices totaled $
29.9
 million for these transactions, net of transaction costs. ROU assets increased by $
15.1
 million, lease liabilities increased by $
12.7
 million, and financing liabilities increased by $
15.3
 million. Expected tenant improvement allowances totaled $
52.9
 million, net of $
0.5
 million in fees. Additional information for each transaction in 2020 is presented below.
Financing Transactions

•
On January 24, 2020, the Company closed on a financing transaction to sell its Yellow Springs, Ohio processing facility to Innovative Industrial Properties, Inc. (“IIP”). Under a long-term agreement, the Company has leased back the facility and continues to operate and manage it. The selling price for the property was $
10.4
 million, net of transaction costs. The Company is making certain improvements to the property that will significantly enhance production capacity, for which IIP has agreed to provide reimbursement of up to $2.9 million. Assuming full reimbursement for such improvements, IIP’s total investment in the properties will be $13.3 million. The lease has a term of 15 years and was recorded as a financing liability totaling $12.5 million.

•
On April 2, 2020, the Company closed on a financing transaction to sell its Elmwood Park, Illinois dispensary to CHP Elmwood Park. Under a long-term agreement, the Company has leased back the dispensary and continues to operate and manage it. The selling price for the property was $1.4 million, net of transaction costs. The lease has a term of 10 years and was recorded as a financing liability totaling $1.5 million.

Sale and Leaseback Transactions

•
On April 22, 2020, the Company closed on a sale and leaseback transaction to sell its Marshall, Michigan processing facility to IIP. Under a long-term agreement, the Company has leased back the facility and continues to operate and manage it. The selling price for the property was $4.5 million, net of transaction costs. The Company is making certain improvements to the property that will significantly enhance production capacity, for which IIP has agreed to provide reimbursement of up to $27.0 million. Assuming full reimbursement for such improvements, IIP’s total investment in the properties will be $31.5 million. The lease has a term of 15 years and was recorded as an operating lease which resulted in a ROU asset and related lease liability of $2.2 million with an additional financing component totaling $1.1 million.

•
On June 26, 2020, the Company closed on a sale and leaseback transaction to sell its Chicago, Illinois retail facility to Clear Height Properties (“CHP”). Under a long-term agreement, the Company has leased back the retail facility and continues to operate and manage it. The selling price for the property was $7.2 million, net of transaction costs. Additional improvements for the property total $2.5 million, assuming full funding, increasing the total investment to $9.7 million. The lease has a term of 10 years and was recorded as an operating lease which resulted in a ROU asset of $6.6 million and related lease liability of $4.1 million.

•
On June 30, 2020, the Company closed on a sale and leaseback transaction to sell its Fall River, Massachusetts processing facility to IIP. Under a long-term agreement, the Company has leased back the facility and continues to operate and manage it. The selling price for the property was $6.4 million, net of transaction costs. The Company is making certain improvements to the property that will significantly enhance production capacity, for which IIP has agreed to provide reimbursement of up to $21.0 million. Assuming full reimbursement for such improvements, IIP’s total investment in the properties will be $27.4 million. The lease has a term of 20 years and was recorded as an operating lease which resulted in a ROU asset and related lease liability of $6.3 million with an additional financing component totaling $0.3 million. As part of the transaction,
the Company settled the Hope Heal Health
loan
totaling $0.6 million.

As of December 31, 2021, maturities of lease liabilities were as follows:

($ in thousands)	Total	Operating Leases	Finance Leases
2022	$24,242	$18,971	$5,271
2023	24,260	18,832	5,428
2024	24,593	18,989	5,604
2025	26,102	20,348	5,754
2026	26,423	20,528	5,895
Thereafter	207,288	174,141	33,147

Total lease payments	$332,908	$271,809	$61,099

Less: imputed interest	(184,810)	(154,871)	(29,939)
Less: tenant improvement allowance	(8,370)	(7,671)	(699)

Present value of lease liabilities	139,728	109,267	30,461

Less: current lease liabilities	(20,792)	(16,348)	(4,444)

Present value of long-term lease liabilities	$118,936	$92,919	$26,017

As of December
31, 2021 and 2020, the Company had long-term financing liabilities of $87.6 million and $80.4 million, respectively. During 2021, the
Company recorded interest payments of $12.6 million and interest expense of $11.6 million related to these liabilities. During 2020, the Company recorded interest payments of $10.9 million and interest expense of $10.6 million.

As of December 31, 2021, maturities of finance liabilities were as follows:

($ in thousands)	Financing Liabilities
2022	$12,881
2023	13,204
2024	13,535
2025	13,875
2026	14,223
Thereafter	126,445

Total finance payments	$194,163

Less: interest	(96,094)
Less: tenant improvement allowance	(273)

Present value of finance liabilities	97,796

Less: short-term finance liabilities	(10,217)

Present value of long-term finance liabilities	$87,579

Other information related to
leases as of and for the years ended December 31, 2021 and 2020 was as follows:

	2021		2020
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$62,329	$25,688	$47,765	$24,029
Lease liabilities (current)	16,348	4,444	14,013	4,027
Lease liabilities (non-current)	92,919	26,017	47,528	26,940
Weighted average remaining lease term 1	4.7	11.2	13.3	12.1
Weighted average remaining discount rate	13.5%	13.8%	14.8%	14.0%

1	Note that Weighted average remaining lease term does not include extensions which we are reasonably certain to enter into.
As the interest rate implicit in a lease is generally not readily determinable, the Company uses an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the risk-adjusted rate of interest the Company would have to pay to borrow on a collateralized basis over a similar economic environment and term.
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2021 and 2020 are as follows
:

($ in thousands)	2021	2020
Interest paid on finance leases	$4,742	$2,268